Consolidated statement of changes in equity (Parenthetical) £ in Millions	12 Months Ended
Mar. 31, 2022 GBP (£)
Gain on disposal of equity instruments measured at FVOCI	£ 12
Retained earnings
Gain on disposal of equity instruments measured at FVOCI	£ 82